Condensed Statements of Consolidated Equity (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares outstanding	1,669,861,379	1,669,861,379	1,669,861,383